Fair Value (Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	¥ 1,790,795		¥ 2,495,825
Gains (Losses) on changes in fair value, Liabilities	91,941		23,639
Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(226,516)		309,922
Gains (Losses) on changes in fair value, Liabilities	91,941		23,639
Foreign Exchange Gains (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	2,017,311		2,185,903
Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets			(1,436)	[1]
Receivables Under Resale Agreements [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets			(1,436)	[1]
Trading Account Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	1,791,326		2,497,730
Trading Account Securities [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(225,985)		311,827
Trading Account Securities [Member] | Foreign Exchange Gains (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	2,017,311		2,185,903
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(531)		(469)
Other Assets [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(531)		(469)
Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	4,064	[1]	1,542	[1]
Other Short-Term Borrowings [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	4,064	[1]	1,542	[1]
Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	87,877	[1]	22,097	[1]
Long-Term Debt [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	¥ 87,877	[1]	¥ 22,097	[1]

[1]	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.